Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 15, 2023	Jun. 30, 2023	Jun. 30, 2022	Nov. 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	May 01, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000015708
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Equity Income Fund - Class I
Account Value	$ 2,941,816	$ 2,682,840		$ 2,412,294	$ 2,121,462		$ 2,245,247	$ 1,613,957	$ 1,578,312	$ 1,342,701		$ 1,193,247	$ 1,010,484	$ 1,000,000
C000244749
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Equity Income Fund - Class S
Account Value	$ 12,231	11,182	$ 10,000
C000015712
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Opportunity Fund - Class I
Account Value	$ 2,274,474	2,127,926		1,899,573	1,657,461		1,829,658	1,237,587	1,327,458	1,327,413		1,171,378	980,975	1,000,000
C000244750
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Opportunity Fund - Class S
Account Value	$ 12,069	11,320	10,000
C000071343
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson International Fund
Account Value	$ 17,045	15,221		13,741	11,747		13,993	10,520	11,288	10,897		10,217	8,908	10,000
C000015709
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Enhanced Return Fund
Account Value	$ 3,242,780	2,810,528		2,287,053	1,986,242		2,350,621	1,680,201	1,550,454	1,385,903		1,234,328	1,051,774	1,000,000
C000244751
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class I
Account Value	$ 1,220,089	1,145,974		1,116,783	1,127,796		1,271,026	1,280,535	1,155,116	1,065,102		1,066,888	1,064,915	1,000,000
C000200604
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class F
Account Value	$ 568,828	535,294		522,701	528,307		596,429	601,637	543,879	503,920	$ 500,000
C000015718
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class S
Account Value	$ 11,096	10,449	10,000
C000015717
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Intermediate Bond Fund - Class I
Account Value	$ 1,252,422	1,169,519		1,120,257	1,121,408		1,224,471	1,222,719	1,132,165	1,057,148		1,056,512	1,048,267	1,000,000
C000200603
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Intermediate Bond Fund - Class F
Account Value	$ 587,459	549,864		527,424	528,919		578,161	578,223	536,313	502,847	500,000
C000015716
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Short Duration Bond Fund - Class I
Account Value	$ 1,216,457	1,145,357		1,090,732	1,081,346		1,132,042	1,127,925	1,076,946	1,032,079		1,027,821	1,019,838	1,000,000
C000200602
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Inst Short Duration Bond Fund - Class F
Account Value	$ 583,863	550,304		524,928	521,216		546,904	545,399	521,814	501,485	500,000
C000229855
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Core Plus Bond Fund
Account Value	$ 970,310	911,415		885,599	889,226	$ 1,000,000
C000015715
Account Value [Line Items]
Line Graph and Table Measure Name	Johnson Municipal Income Fund
Account Value	$ 1,150,387	1,145,958		1,111,202	1,085,291		1,182,798	1,159,090	1,107,890	1,048,790		1,046,756	1,049,967	1,000,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,593,616	3,120,443		2,505,250	2,094,795		2,343,585	1,664,547	1,548,344	1,402,264		1,226,033	1,039,926	1,000,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,295	12,413	10,000
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,237,359	2,035,696		1,842,781	1,622,447		2,053,660	1,301,505	1,365,664	1,341,943		1,154,431	963,301	1,000,000
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,368	11,253	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 18,115	15,388		13,785	12,230		15,178	11,183	11,747	11,598		10,811	8,975	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,593,616	3,120,443		2,505,250	2,094,795		2,343,585	1,664,547	1,548,344	1,402,264		1,226,033	1,039,926	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,190,377	1,122,192		1,093,424	1,103,775		1,230,411	1,234,525	1,135,303	1,052,481		1,056,679	1,060,014	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 570,157	537,499		523,720	528,677		589,332	591,303	543,779	504,109	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,085	10,450	$ 10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	$ 1,223,719	1,146,461		1,100,330	1,101,378		1,187,858	1,185,581	1,106,823	1,035,070		1,041,104	1,043,320	1,000,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	$ 595,063	557,495		535,063	535,572		577,625	576,518	538,220	503,328	500,000
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value	$ 1,203,254	1,135,663		1,081,842	1,075,816		1,116,233	1,110,253	1,065,758	1,021,927		1,019,223	1,015,809	1,000,000
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value	$ 591,223	558,012		531,567	528,606		548,466	545,527	523,664	502,128	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 970,113	914,545		891,100	899,536	$ 1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,243,666	$ 1,229,979		$ 1,191,693	$ 1,154,892		$ 1,263,164	$ 1,212,648	$ 1,161,002	$ 1,088,036		$ 1,071,275	$ 1,076,526	$ 1,000,000